11. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

As a consequence of the reverse merger, HPEV took over the obligations of Z3E consisting of accounts payable of $11,637 (non-related party) and a note payable balance of $313,687 due to Phoenix Productions and Entertainment Group, Inc., a significant shareholder of the Company’s common stock. The terms of the loan agreement do not require payment of interest and repayment of the loan is to begin 15 days after receipt of initial revenues related to projects funded by PPEG loans. Maturity of the loan was perpetual or upon mutual agreement of both parties or if conditions are breached or default.

Subsequent to the reverse merger, Phoenix Productions and Entertainment Group, Inc. made loans to the Company of $598,207 leaving a balance due as of December 11, 2012 of $911,894. On that date, the Company signed a debt settlement agreement and the loan was forgiven. (See Note 5).

Beginning on January 15, 2013, compensations of (i) $13,500 per month for Timothy Hassett, the Chairman and Chief Executive Officer, (ii) $10,000 per month for Quentin Ponder, the Chief Financial Officer and Treasurer, (iii) $12,500 per month for Theodore Banzhaf, the President, (iv) $14,500 per month for a still undesignated Chief Technical Officer and (v) $8,000 per month for Judson Bibb, the Vice-President and Secretary began to accrue.

With the exception of $70,000 in accrued compensation forgiven by two officers on December 17, 2012, the accruals for all unpaid compensation dating back to May 2012 are reflected in the Consolidated Balance Sheets under “Short term loans - related party”.

During the period from inception (March 24, 2011) to December 31, 2013, Judson Bibb, Director, advanced $22,910 in interest free, unsecured, due on demand funds. As of December 31, 2013, $22,910 remains due and payable. Consequently, it is also reflected in the Consolidated Balance Sheets under “Short term loans - related party”.

As an affiliate with representation on the Board of Directors by three individuals, Spirit Bear Limited is considered a related party. Complete information about Spirit Bear’s transactions with the Company can be found under Note 5 -- Capital Stock, Note 6 -- Warrants and Options and Note 8 -- Notes Payable as well as following Note 11 under Certain Relationships and Related Transactions.

During the quarter ended March 31, 2013. Quentin Ponder, Director and Chief Financial Officer, was repaid $12,100 on interest-free, unsecured, due-on-demand loans issued to the Company. As of December 31, 2013, $0 remained due and payable.

Entities under the control of certain officers and directors hold consulting agreements with the Company. In the year ended December 31, 2013, $520,750 in consulting fees were incurred as a result of these agreements and payments of $392,863.85 were made to these entities. The officers are considered independent contractors under these agreements and therefore no payroll taxes were incurred by the Company for the year ending December 31, 2013.

Certain relationships and related transactions since inception

The following includes a summary of transactions since inception (April 15, 2011), or any currently proposed transaction, in which we were or are to be a participant and the amount involved exceeded or exceeds the lesser of $120,000 or one percent of the average of our total assets at year end for the last two fiscal years ($8,382), and in which any related person had or will have a direct or indirect material interest (other than compensation described under “Executive Compensation”). We believe the terms obtained or consideration that we paid or received, as applicable, in connection with the transactions described below were comparable to terms available or the amounts that would be paid or received, as applicable, in arm’s-length transactions.

Phoenix Productions and Entertainment Group, LLC, (PPEG), a company with whom Z3 Enterprises, Inc. (“Z3E”, a company with whom HPEV executed a reverse merger with) signed a joint venture agreement and with whom Z3E once shared office space. PPEG was a major shareholder in the Company.

On September 7, 2010, Z3E and PPEG entered into a Loan Agreement pursuant to which PPEG is to lend the Company up to $1,000,000 (the “PPEG Loan Agreement”). Loans under the PPEG Loan Agreement were interest-free and were not convertible into the common stock of the Company as provided in the PPEG Joint Venture Agreement. All loans through December 11, 2012 from PPEG to the Company were made pursuant to the PPEG Loan Agreement.

As of December 11, 2012, the Company had $862,094 in loans outstanding under the PPEG Loan Agreement. The proceeds were used for all aspects of the operations of Z3 Enterprises including the acquisition of HPEV, Inc. which was treated as a reverse merger for accounting purposes. In the fiscal year ended December 31, 2011, PPEG loaned the Company $548,407.

In return for the loans, PPEG was due to receive the full amount of its loans or investment upon receipt of revenues by Z3E. As no revenues had been received by Z3E since the loans were provided, no repayments or interest payments were made.

On March 7, 2012, the Company signed a loan agreement with Action Media Group, LLC (a former shareholder) for $250,000. The terms of the loan included: 3% annual interest and payment of principal and interest to begin at a mutually agreed upon date in the future. Maturity of the loan was perpetual or upon mutual agreement of both parties or if conditions were breached or in default.

On December 11, 2012, HPEV, Inc. (the “Company”) entered into a Debt Settlement Agreement (the “Agreement”) with Phoenix Productions and Entertainment Group (“PPEG”), Action Media Group, LLC (“AMG”)(PPEG and AMG together, the “Debt Holders”), and Spirit Bear Limited. Prior to execution of the Agreement, the Debt Holders were owed an aggregate of $1,161,894 in principal and accrued interest (the “Debt”) by the Company. The Debt Holders also owned an aggregate of 4,676,000 shares (the “Total Shares”) of the Company’s common stock.

Pursuant to the Agreement, the Debt Holders agreed (i) to forgive the Debt and (ii) to transfer the Total Shares to the Company’s transfer agent to be held in escrow and to be cancelled as provided for in the Agreement. Accordingly, the Debt holders have returned the notes evidencing the Debt, which notes were received by the Company on December 17, 2012; and have delivered the Total Shares to the escrow agent by book-entry transfer on December 20, 2012. As provided for in the Agreement, Debt Holders have released the Company of (i) any future liability or claim related to the Debt, (ii) any future liability or claim related to shares of any class of equity in the Company, and (iii) any obligation or liability of the Company.

The Total Shares will be held in escrow until the Company files a registration statement on Form S-1 with the Securities and Exchange Commission (the “SEC”) in connection with the December 14, 2012, purchase by Spirit Bear Limited of unregistered securities of the Company (the “Registration Statement”). Upon the filing of the Registration Statement with the SEC, 3,676,000 shares of the Total Shares will be cancelled and 1,000,000 shares of the Total Shares (the “Consideration Shares”) will continue to be held in escrow. The Company, or a nominee of the Company, will then purchase the Consideration Shares at the price of Forty Cents ($.40) per share. The Consideration Shares will be purchased at the rate of Ten Thousand Dollars ($10,000.00) per month until the purchase of all of the Consideration Shares shall have been completed. The first purchase will commence within ninety (90) days after HPEV shall have achieved One Million Dollars ($1,000,000.00) in gross revenues for products or services from business operations.

The S-1 was filed January 11, 2013. Therefore, on January 14, 2013,676,000 shares of common stock with a historical value of $31,028 that were being held in escrow were cancelled on January 14, 2012. That left 1,000,000 shares with a historical value of 8,441 remaining in escrow and a total of 43,970,411 shares of common stock outstanding.

In 2010 and part of 2011, Z3E shared office space with PPEG. In consideration for the use of such space, Z3E paid approximately $1,925 in 2011 through August 31, 2011. The sharing of office space officially ended on February 17, 2012.

The Joint Venture Agreement with PPEG was dissolved on December 9, 2011 by mutual agreement.

In October 2011, Judson Bibb, Director, received a gift of 5,000,000 shares from PPEG a significant shareholder. This gift was deemed as compensation. The shares were subsequently returned on April 13, 2012 and no financial benefit was accrued.

On April 12, 2011, Judson Bibb, the Secretary and a Director of the Company, provided an interest-free loan to the Company in the amount of $22,910, which remains outstanding. The loan was secured by the placement of a mortgage lien in favor of Mr. Bibb on real property owned by Harvest Hartwell while it was a subsidiary of the Company. On August 10, 2011, Mr. Bibb executed the necessary documents to discharge the mortgage lien in order to facilitate the rescission of the acquisition agreement pursuant to which Z3E acquired Harvest Hartwell. The rescission took place on September 2, 2011. The Secretary/Director and the Company have yet to make new arrangements for repayment of the loan.

On February 20, 2013, the board of directors, consisting at that time of Timothy Hassett, Quentin Ponder and Judson Bibb, voted to establish compensation levels for the officers of the Company.

Starting to accrue on January 15, 2013, compensations of (i) $13,500 per month for Timothy Hassett, the Chairman and Chief Executive Officer, (ii) $10,000 per month for Quentin Ponder, the Chief Financial Officer and Treasurer, (iii) $12,500 per month for Theodore Banzhaf, the President, and (iv) $8,000 per month for Judson Bibb, the Vice-President and Secretary.

The board, consisting at that time of Timothy Hassett, Quentin Ponder and Judson Bibb, also resolved that when and if the Company achieves certain milestones, the compensation to the officers shall be increased. The milestones are as follows: (1) generating $1 million in additional funding, (2) generating $100,000 in revenue or an additional $1 million in funding, (3) achieving profitability (which is defined as being cash flow positive for three consecutive months) and (4) maintaining profitability for four consecutive quarters. With the achievement of the first milestone, the compensation for the President and the Chief Technical Officer will increase to $17,500 per month. With the achievement of the second milestone, the compensation for the Chief Executive Officer shall increase to $17,500 per month, the compensation for the Chief Financial Officer and Treasurer shall increase to $12,000 per month, the compensation for the President and the Chief Technical Officer shall increase to $20,000 per month, and the compensation for the Vice President and Secretary shall increase to $10,000 per month. With the achievement of the third milestone, the compensation for the Chief Executive Officer shall increase to $25,000 per month, the compensation for the Chief Financial Officer and Treasurer shall increase to $18,000 per month, the compensation for the President shall increase to $24,000 per month, the compensation for the Chief Technical Officer shall increase to $25,000 per month, and the compensation for the Vice President and Secretary shall increase to $12,000 per month.

With the achievement of the fourth milestone, the compensation for the Chief Executive Officer shall increase to $30,000 per month, the compensation for the Chief Financial Officer and Treasurer shall increase to $24,000 per month, the compensation for the President shall increase to $29,000 per month, the compensation for the Chief Technical Officer shall increase to $30,000 per month, and the compensation for the Vice President and Secretary shall increase to $15,000 per month.

Spirit Bear contested the validity of the February 20, 2013, resolutions concerning officer compensation; such compensation levels are not accepted by the three directors of the Company appointed by Spirit Bear. This dispute is currently pending in the Lawsuit, described herein below. (For additional details, please see Note 13 – Subsequent Events).

In addition, the board authorized the Chief Executive Officer to make quarterly bonuses of $50,000 and/or 50,000 shares of, or options for common stock available for each officer plus, special payments from 5% of the Company’s net income to be given for individual contributions, such as the awarding of patents or the signing of major customer contracts.

As of July 24, 2013, the Company has raised $1 million. Therefore, as per the board resolution passed on February 20, 2013, the President, Theodore Banzhaf’s compensation increased from $12,500 to $17,500 per month in consulting fees. Compensation for the other officers, which began accruing on January 15, 2013 remained the same. Specifically, Timothy Hassett is to receive $13,500 per month in consulting fees, Quentin Ponder is to receive $10,000 per month in consulting fees and Judson Bibb is to receive $8,000 per month in consulting fees.

Entities under the control of certain officers and directors hold consulting agreements with the Company and will receive this compensation. In the year ended December 31, 2013, $520,750 in consulting fees were incurred as a result of these agreements and payments of $392,863.85 were made to these entities. The unpaid compensation as of December 31, 2013 has been accrued as accounts payable- related parties. The officers are considered independent contractors under these agreements and therefore no payroll taxes were incurred by the Company for the year ending December 31, 2013. Beginning in January 2014, only one officer will have a consulting agreement. The rest will be salaried.

Spirit Bear Limited Transaction

HPEV entered into a Securities Purchase Agreement on December 14, 2012 (the “Closing Date”), pursuant to which it sold to Spirit Bear Limited (i) 200 shares of the Company’s Series A Convertible Preferred Stock, $.001 per share (the “Preferred Stock”) and (ii) warrants to purchase (i) 2,000,000 shares of the Company’s common stock at an exercise price of $0.35 per share (subject to adjustment as provided in the warrant); (ii) 2,000,000 shares of the Company’s common stock at an exercise price of $.50 per share (subject to adjustment as provided in the warrant); (iii) 2,000,000 shares of the Company’s common stock at an exercise of $.75 per share (subject to adjustment as provided in the warrant). The purchase price for sale of the preferred stock and warrants was $500,000, of which $313,777.62 was paid in cash and $186,222.38 was paid by cancelation of $186,222.38 in outstanding indebtedness held by the Spirit Bear.

The Company and the Spirit Bear also entered into a Registration Rights Agreement, dated December 14, 2012 (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company shall file a registration statement to register the shares issuable upon conversion of the Preferred Stock and the Debenture (described below) and the shares issuable upon the exercise of the Warrants. If the Registration Statement is not filed within thirty days of the Closing Date, then the number of Warrant Shares shall be increased by 500,000 to 6,500,000. If the Securities and Exchange Commission has not declared the Registration Statement effective within 120 days of the Closing Date, then the Company shall pay to each holder of Preferred Shares an amount in cash per Preferred Share held equal to the product of (i) $5,000 multiplied by (ii) the product of (A) .02 multiplied by (B) the number of months after the Effectiveness Deadline that the Registration Statement is not declared effective by the SEC.

Each share of the Preferred Stock is convertible into 20,000 shares of Company’s common stock and under certain circumstances the Preferred Stock is convertible into Senior Convertible Notes. The Conversion Price of the Preferred Stock is equal to the $2,500.

In connection with the sale of the Preferred Stock, on December 17, 2012, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation of the Rights, Preferences, Privileges and Restrictions, which have not been set forth in the Certificate of Incorporation of the Series A Convertible Preferred Stock (the “Certificate of Designation”).

The Preferred Stock has rights as if each share of Series A Convertible Preferred Stock were converted into twenty thousand (20,000) shares of Common Stock.

The holders of each share of Preferred Stock then outstanding shall be entitled to be paid, out of the Available Funds and Assets (as defined in the "Certificate of Designation”), and prior and in preference to any payment or distribution (or any setting apart of any payment or distribution) of any Available Funds and Assets (as defined in the "Certificate of Designation”) on any shares of Common Stock, an amount per share equal to the Liquidation Price ($2,500 per share of the Preferred Stock) of the Series A Convertible Preferred Stock.

In the event a Registration Statement has not been declared effective by the United States Securities Exchange Commission within 180 calendar days from and after the Closing Date, the holders of at least two-thirds (2/3) of the then outstanding shares of Series A Convertible Preferred Stock may deliver a written notice to the Company electing the conversion of all Series A Convertible Preferred Stock to Debentures. Upon receipt of such notice, the outstanding shares of Series A Convertible Preferred Stock shall be converted to Debentures and as a result the Company would issue Debentures having a principal amount of up to $1,000,000.

The warrants may be exercised on a cashless basis in which the holder may be entitled to obtain a certificate of shares of the Company’s common stock equal to the quotient obtained by dividing [(A-B) (X)] by (A), where:

(A) = the average of the daily VWAPs for the three (3) Trading Days immediately preceding the date of such election;

(B) = the Exercise Price of this Warrant, as adjusted; and

(X) = the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

Pursuant to the Securities Purchase Agreement, the Company may sell the Spirit Bear up to 200 additional shares of Preferred Stock and warrants to purchase up to 6,000,000 shares of the Company’s common stock. The Company shall have the option to require Spirit Bear to purchase up to these additional Two Hundred (200) Preferred Shares and associated Warrants at a Subsequent Closing in the event that written certification (“Certification Notice”) shall have been received by the Company from a federally licensed testing facility reasonably acceptable to Spirit Bear (subsequently amended in the April 12th Agreement to read ‘Mohler Technology, Inc., or a similar federally licensed testing facility acceptable to the Company’), evidencing that either (i) three motors or alternators or (ii) two motors and one AMP system (each motor, alternator or AMP system modified and tested pursuant to a distinct Memorandum of Understanding or other form of agreement) incorporating the Company’s technology have been comprehensively tested in accordance with applicable NEMA, ANSI and IEEE standards and that the results of these tests meet or exceed the minimum requirements for certification under those standards; that those same motors, alternators or system incorporating the Company’s technology have passed tests with respect to (i) IEEE 112 in Methods E, E1, F or F1 with a maximum horsepower of 4,000 (or to be determined by agreement) for F or F1 , (ii) sound pressure testing to IEEE 85 and NEMA MG1 20 standards, (iii) bearing temperature testing, (iv) speed versus torque/current testing, (v) polarization index testing per IEEE 45 standards, and (vi) IEEE 112 Method B for full efficiency; and that testing evidences an improvement in power density of at least Twelve Percent (12.00%) compared to the same motor not incorporating HPEV technology. The Company shall give the Spirit Bear at least seven business days’ notice of any subsequent closing. In the event the Company shall not have received the Certification Notice by December 14, 2013, Spirit Bear shall, commencing on December 14, 2013, have a twelve (12) month option, exercisable during such period at its sole discretion by delivery of written notice to the Company, to purchase the additional Two Hundred (200) Preferred Shares and associated Warrants in a Subsequent Closing to be held within seven (7) days of such notice.

In connection with the sale of the Preferred Stock and Warrants, the Company and the Spirit Bear entered into a Patent and Securities Agreement. Pursuant to the Patent and Security Agreement, the Company may, under certain circumstances, grant to the Spirit Bear a security interest in certain patents set forth in the Patent and Security Agreement.

On February 6, 2013, the Company received a letter from Spirit Bear which stated that the Company was in default of the Stock Purchase Agreement. According to Spirit Bear, the Company had not acted promptly to make 50% of the board of directors Spirit Bear designees. In addition, Spirit Bear stated that the company had not amended its bylaws with respect to Special Meetings and Meeting Adjournments nor had it provided a certified copy of its Articles of Incorporation within 10 days of the closing of the Stock Purchase Agreement. Pursuant to the Securities Purchase Agreement with Spirit Bear Limited, (“Spirit Bear”), the bylaws relating to Special Meetings and Meeting Adjournments were amended, effective February 20, 2013, verbatim with what was required in the Stock Purchase Agreement. Jay Palmer and Carrie Dwyer were appointed to the board of directors on the same date and Donica Holt was appointed to the board of directors on March 7, 2013.

On February 20, 2013, the Board of Directors, consisting at that time of Timothy Hassett, Quentin Ponder and Judson Bibb, voted to decrease the milestone prices of the five options to purchase one million shares that would be granted to the President, Mr. Banzhaf, assuming the respective milestone prices are achieved. The milestone stock prices were reduced to $2.00, $3.00, $4.00, $4.50 and $5.00 for 20 consecutive trading days each. These milestone stock prices have been changed from $2.00, $3.00, $5.00, $7.50 and $10.00. Once the stock has traded at or above these prices for 20 consecutive trading days, Mr. Banzhaf has the right to exercise an option to purchase 1,000,000 shares of common stock at the closing price on the first day after the stock has traded for 20 consecutive days at or above each milestone stock price. These options expire one year after Mr. Banzhaf has been terminated without cause.

The board, consisting at the time of Timothy Hassett, Quentin Ponder and Judson Bibb, also granted Judson Bibb an option to purchase 2,000,000 shares of the Company’s common stock, at a purchase price of par value or $0.001 per share. The options expire one year after Mr. Bibb has been terminated without cause. The options can be exercised on a cashless basis.

Despite electing two new board members at the first board meeting subsequent to the date the SPA was closed, the Company received another letter from counsel to Spirit Bear on March 7, 2013 indicating that the Company was still in default of its obligations under the SPA and the compensation authorized by the Board on February 20, 2013 (as disclosed in the Current Report on Form 8-K filed February 26, 2013) was self-dealing and resulted in the anti-dilution provision provided for in the SPA.

On March 21, 2013, the Company and Judson Bibb signed an agreement rescinding the options granted.

On March 24, 2013, the Company and Theodore Banzhaf signed an agreement rescinding the decrease in the milestone price of the five options to purchase one million shares as well as the cashless exercise thereof awarded to the President.

On April 12, 2013, the Company and Spirit Bear Limited reached agreement regarding the settlement of allegations that the Company did not perform certain obligations pursuant to the Securities Purchase Agreement dated December 14, 2012 with Spirit Bear, and with respect to certain actions taken by the Company with respect to providing compensation to its management. Spirit Bear agreed to discharge the Company from all claims Spirit Bear may have had as well as to forgo all actions of any kind related to those claims which existed on or prior to April 12, 2013. Both parties also agreed that the signing of the agreement did not constitute an admission of wrongdoing or liability.

To satisfy the allegations, the Company and Spirit Bear agreed to amend the Certificate of Designation to provide that each share of Series A Convertible Preferred Stock can be converted into 50,000 shares of common stock and have the voting rights equal to 50,000 shares.

The Company and Spirit Bear also agreed to change the terms of the option provided to Spirit Bear in the Securities Purchase Agreement. The new language provides that the Company can sell up to 200 additional preferred shares and warrants to Spirit Bear or other qualified investors designated by Spirit Bear, if before December 14, 2013, written certification (“Certification Notice”) shall have been received by the Company from Mohler Technology, Inc., or a similar federally licensed testing facility reasonably acceptable to the Company, evidencing that either the Company’s technology incorporated in (i) three motors or alternators or (ii) two motors and one auxiliary mobile power system is comprehensively tested in accordance with applicable standards and the results of those tests meet or exceed minimum requirements for certification under those standards. If the milestones are not met prior to such date, Spirit Bear retains its right to purchase 200 additional preferred shares and warrants until December 14, 2014.

On June 24, 2013, an Amendment to the Certificate of Designation of Rights, Preferences, Privileges and Restrictions of the Series A Convertible Preferred Stock (the “Certificate of Designation”) issued by the Company was filed with the Secretary of State of the State of Nevada. The amendment effectuated the change (i) to the conversion rate of each share of Series A Convertible Preferred Stock from being convertible at the rate of 20,000 shares of common stock of the Company to 50,000 and (ii) to the voting right of each share of Preferred Stock from 20,000 to 50,000 shares of the common stock of the Company. There are currently 199 shares of the Preferred Stock issued and outstanding, all which are held by Spirit Bear Limited and its assignees.

The amendment to the Certificate of Designation was contemplated as a result of the agreement entered into on April 12, 2013 between the Company and Spirit Bear Limited.

On June 24, 2013, the Company and the holders of the Preferred Stock also amended the bylaws of the Company to provide that the Board of Directors of the Company shall, irrespective of the number of members, at all times be composed of an even number of members of which at least 50% shall be individuals designated by Spirit Bear Limited. Such amendment was contemplated by the Securities Purchase Agreement entered into between Spirit Bear Limited and the Company December 14, 2012.

The amendment to the Bylaws provides that Spirit Bear Limited shall have the right to nominate half of the members of the Board, which shall consist of an even number of directors. If Spirit Bear Limited does not respond to a written request to designate one or more nominees to the Board within 10 days, this right shall no longer have any effect until the number of directors of the Board shall change thereafter (whether by resignation, appointment, removal or otherwise). This right survives until the earlier of December 14, 2015 and the date that Spirit Bear Limited ceases to be an affiliate of the corporation.

In connection with the foregoing, the Company relied upon the exemption from securities registration afforded by Rule 506 of Regulation D as promulgated by the United States Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”) and/or Section 4(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities. The offerings and sales were made to one investor who is an accredited investor, and transfer was restricted by the Company in accordance with the requirements of the Securities Act.